Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 HKD ($) shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2021 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Functional currency to reporting currency, translation rate	US$1 = HK$7.7677	US$1 = HK$7.7677
Deferred offering costs	$ 5,137,874		$ 2,440,921		$ 661,441
Operating right-of-use assets	6,476,145		13,355,866		833,726	$ 24,779,995
Operating lease liabilities	$ 6,476,145		13,355,866		$ 833,726	$ 24,779,995
Employer contribution, percentage on employee's monthly income	5.00%	5.00%
Government subsidies	$ 175,688	$ 22,618		$ 2,886,365
VAT rates range, upper limit	13.00%	13.00%
Statutory reserve, percentage on after tax profit	10.00%	10.00%
General reserve limit, percentage on registered capital	50.00%	50.00%
Portion of profit transferred to statutory reserves
Number of reportable segment	1	1
Dilutive shares (in Shares) | shares
Minimum [Member] | Integrated IPO Financial Printing Services [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	14 days				14 days
Minimum [Member] | Non-IPO Financial Printing Services [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	30 days				30 days
Minimum [Member] | Trade Payables to Vendors [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts payable, payment term	30 days	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employer contribution, monthly amount payable per employee	$ 1,500
Maximum [Member] | Integrated IPO Financial Printing Services [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	30 days				30 days
Maximum [Member] | Non-IPO Financial Printing Services [Member]
Summary of Significant Accounting Policies [Line Items]
Payment terms with customers, period for payment	120 days				120 days
Maximum [Member] | Trade Payables to Vendors [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts payable, payment term	90 days	90 days